Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Revenues	$ 657,599	$ 625,706	$ 611,728
Costs	(258,185)	(245,375)	(203,399)
Gross profit / (loss)	399,414	380,331	408,329
Net gain / (loss) from fair value adjustment of investment properties	193,797	(3,338)	(652,773)
General and administrative expenses	95,916	91,666	95,017
Selling expenses	36,614	32,027	32,319
Other operating results, net	(15,324)	(22,775)	(8,879)
(Loss) / profit from operations	445,357	230,525	(380,659)
Share of profit of associates and joint ventures	39,134	37,292	63,374
Costs	258,185	245,375	203,399
General and administrative expenses	(95,916)	(91,666)	(95,017)
Selling expenses	(36,614)	(32,027)	(32,319)
Operations Center in Israel [Member]
Statement [Line Items]
Revenues	657,599	625,706	611,728
Costs	(258,185)	(245,375)	(203,399)
Gross profit / (loss)	399,414	380,331	408,329
Net gain / (loss) from fair value adjustment of investment properties	193,797	0	(652,773)
General and administrative expenses	95,916	91,666	95,017
Selling expenses	36,614	32,027	32,319
Other operating results, net	(15,324)	(22,775)	(8,879)
(Loss) / profit from operations	445,357	230,525	(380,659)
Share of profit of associates and joint ventures	39,134	37,292	63,374
Segment profit / (loss)	484,491	267,817	(317,285)
Reportable assets	4,854,653	4,489,968	4,173,998
Reportable liabilities	(2,434,243)	(2,257,094)	(2,028,245)
Net reportable assets	2,420,410	2,232,874	2,145,753
Costs	258,185	245,375	203,399
General and administrative expenses	(95,916)	(91,666)	(95,017)
Selling expenses	(36,614)	(32,027)	(32,319)
Operations Center in Israel [Member] | Income and Other Comprehensive Income, Total [Member]
Statement [Line Items]
Revenues	526,939	500,352	503,744
Costs	(123,831)	(116,674)	(90,799)
Gross profit / (loss)	403,108	383,678	412,945
Net gain / (loss) from fair value adjustment of investment properties	193,121	36	(653,452)
General and administrative expenses	96,517	92,328	95,292
Selling expenses	36,829	32,196	32,566
Other operating results, net	(15,654)	(22,970)	(9,667)
(Loss) / profit from operations	447,229	236,220	(378,032)
Share of profit of associates and joint ventures	37,811	33,830	62,859
Segment profit / (loss)	485,040	270,050	(315,173)
Reportable assets	3,989,173	3,661,373	3,621,701
Reportable liabilities	0	0	0
Net reportable assets	3,989,173	3,661,373	3,621,701
Costs	123,831	116,674	90,799
General and administrative expenses	(96,517)	(92,328)	(95,292)
Selling expenses	(36,829)	(32,196)	(32,566)
Operations Center in Israel [Member] | Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Gross profit / (loss)	0	0	0
Net gain / (loss) from fair value adjustment of investment properties	0	0	0
Selling expenses	0	0	0
Other operating results, net	(243)	(263)	48
(Loss) / profit from operations	0	0	0
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	3,338	0	0
Reportable assets	868,046	829,419	551,495
Reportable liabilities	(2,434,243)	(2,257,094)	(2,028,245)
Net reportable assets	(1,566,197)	(1,427,675)	(1,476,750)
General and administrative expenses	243	263	(48)
Costs	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Expenses and Collective Promotion Funds [Member]
Statement [Line Items]
Revenues	133,734	128,254	110,690
Costs	(134,709)	(128,974)	(112,901)
Gross profit / (loss)	(975)	(720)	(2,211)
Net gain / (loss) from fair value adjustment of investment properties	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	597	463	781
(Loss) / profit from operations	(378)	(257)	(1,430)
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	(378)	(257)	(1,430)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Costs	134,709	128,974	112,901
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Joint Ventures [Member]
Statement [Line Items]
Revenues	(3,074)	(2,900)	(2,706)
Costs	355	273	301
Gross profit / (loss)	(2,719)	(2,627)	(2,405)
Net gain / (loss) from fair value adjustment of investment properties	676	(3,374)	679
General and administrative expenses	358	399	323
Selling expenses	215	169	247
Other operating results, net	(24)	(5)	(41)
(Loss) / profit from operations	(1,494)	(5,438)	(1,197)
Share of profit of associates and joint ventures	1,323	3,462	515
Segment profit / (loss)	(171)	(1,976)	(682)
Reportable assets	(2,566)	(824)	802
Reportable liabilities	0	0	0
Net reportable assets	(2,566)	(824)	802
Costs	(355)	(273)	(301)
General and administrative expenses	(358)	(399)	(323)
Selling expenses	$ (215)	$ (169)	$ (247)